MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

Supplement to the Currently Effective Statement of Additional Information

dated July 31, 2018

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Resignation of Trustee

Effective December 5, 2018, William C. Blackman has resigned from his position as Trustee. All references to William C. Blackman are deleted in their entirety.

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Investors Should Retain this Supplement for Future Reference

January 11, 2019